Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	No Outstanding Equity Awards at December 31, 2025. At December 31, 2025, none of our named executive officers held outstanding stock options to purchase shares of our common stock (or common stock of our parent or subsidiary companies or Kronos Worldwide or its subsidiaries) or held any equity incentive awards for such shares. We do not have policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information because we do not award options.